Cash and Cash Equivalents (Currencies) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 54,935	$ 43,744	$ 19,740		$ 30,833
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	49,678	36,636
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,790	1,122
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,486	3,603
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 981	$ 2,383

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19